SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Investments (Details) - USD ($)	12 Months Ended
	Aug. 31, 2023	Mar. 30, 2023	Aug. 31, 2022
Accounting Policies [Abstract]
Equity method investments	$ 23,985,000		$ 164,164,000
Investments without readily determinable fair values	173,458,000		153,808,000
Total non-current investments	197,443,000		$ 317,972,000
Duck Creek Technologies
Schedule of Equity Method Investments [Line Items]
Proceeds from the sale of businesses and investments, net of cash transferred	400,355,000
Gain on disposal of equity method investment	$ 252,920,000
Duck Creek Technologies | Vista Equity Partners
Schedule of Equity Method Investments [Line Items]
Business acquisition, share price (in dollars per share)		$ 19.00